Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000264277 [Member]
Shareholder Report [Line Items]
Fund Name	Wealthfront Treasury Money Market Fund
Class Name	Wealthfront Treasury Money Market Fund
Trading Symbol	WLTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wealthfront Treasury Money Market Fund (“Fund”) for the period of December 1, 2025 (commencement of operations) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.wealthfront.com/money-market-fund/wltxx. You can also request this information by contacting us at (844) 995-8437.
Additional Information Phone Number	(844) 995-8437
Additional Information Website	www.wealthfront.com/money-market-fund/wltxx
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment
Wealthfront Treasury Money Market Fund (WLTXX)	$6	0.15%[2]
[1]	The Fund commenced operations on December 1, 2025. If the Fund had been operational for the entire semi-annual period, expenses would have been higher.
[2]	Annualized.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.15%	[2]
Net Assets	$ 134,341,794
Holdings Count | Holding	14
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$134,341,794
Total number of portfolio holdings	14
Weighted average maturity	29 days
Weighted average life	29 days
Seven-day yield	3.44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Asset Allocation
U.S. Treasury Debt	99.99%
Money Market Mutual Funds	0.03%
Liabilities in Excess of Other Assets	(0.02)%
Effective Maturity-Days

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	The Fund commenced operations on December 1, 2025. If the Fund had been operational for the entire semi-annual period, expenses would have been higher.
[2]	Annualized.